ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 100.1%

Aerospace/Defense – 0.3%
AeroVironment, Inc.*(a)	237	$12,694

Airlines – 1.6%
SkyWest, Inc.	1,043	59,868
Spirit Airlines, Inc.*(a)	368	13,359
Total Airlines		73,227

Apparel – 0.4%
Crocs, Inc.*(a)	729	20,237

Auto Parts & Equipment – 0.6%
Spartan Motors, Inc.	1,432	19,647
Telenav, Inc.*	1,520	7,266
Total Auto Parts & Equipment		26,913

Banks – 6.8%
Community Trust Bancorp, Inc.	436	18,565
Eagle Bancorp, Inc.	549	24,496
First BanCorp (Puerto Rico)	2,319	23,144
First Bancorp/Southern Pines NC	523	18,776
First Financial Corp.	406	17,649
First Mid Bancshares, Inc.	426	14,748
Flagstar Bancorp, Inc.	539	20,132
Great Southern Bancorp, Inc.	349	19,875
Live Oak Bancshares, Inc.	1,107	20,037
Metropolitan Bank Holding Corp.*	448	17,620
National Bank Holdings Corp., Class A	477	16,309
Nicolet Bankshares, Inc.*	384	25,563
OFG Bancorp (Puerto Rico)	1,274	27,900
Stock Yards Bancorp, Inc.	469	17,207
TriState Capital Holdings, Inc.*	1,097	23,081
Trustmark Corp.	505	17,225
Total Banks		322,327

Beverages – 0.3%
MGP Ingredients, Inc.(a)	291	14,457

Biotechnology – 3.9%
Acorda Therapeutics, Inc.*	710	2,038
Arena Pharmaceuticals, Inc.*	486	22,244
Halozyme Therapeutics, Inc.*	1,131	17,542
Innoviva, Inc.*	1,262	13,301
Ligand Pharmaceuticals, Inc.*(a)	122	12,144
Myriad Genetics, Inc.*(a)	659	18,867
NeoGenomics, Inc.*(a)	1,156	22,103
REGENXBIO, Inc.*(a)	473	16,839
Veracyte, Inc.*(a)	1,020	24,480
Zymeworks, Inc. (Canada)*	1,434	35,563
Total Biotechnology		185,121

Building Materials – 1.0%
Caesarstone Ltd.	1,273	21,144
Gibraltar Industries, Inc.*	586	26,921
Total Building Materials		48,065

Chemicals – 2.0%
Balchem Corp.	189	18,747
Innospec, Inc.	221	19,700
Intrepid Potash, Inc.*	5,801	18,969
Materion Corp.	342	20,985
Rogers Corp.*	104	14,218
Total Chemicals		92,619

Coal – 0.2%
Natural Resource Partners LP	454	11,509

Commercial Services – 4.5%
Adtalem Global Education, Inc.*	280	10,665
Barrett Business Services, Inc.	210	18,652
Cardtronics PLC, Class A*	549	16,602
Career Education Corp.*	1,294	20,562
CBIZ, Inc.*	728	17,108
FTI Consulting, Inc.*	266	28,193
Heidrick & Struggles International, Inc.	472	12,885
HMS Holdings Corp.*	869	29,950
Kelly Services, Inc., Class A	745	18,044
Medifast, Inc.	95	9,845
Rent-A-Center, Inc.	1,053	27,157
Total Commercial Services		209,663

Computers – 3.1%
Agilysys, Inc.*	615	15,750
Carbon Black, Inc.*	1,070	27,809
Globant SA (Argentina)*	212	19,415
Insight Enterprises, Inc.*	390	21,719
Qualys, Inc.*(a)	348	26,298
Stratasys Ltd.*(a)	862	18,365
Tenable Holdings, Inc.*	717	16,047
Total Computers		145,403

Cosmetics / Personal Care – 0.9%
elf Beauty, Inc.*(a)	1,025	17,948
Inter Parfums, Inc.	358	25,049
Total Cosmetics / Personal Care		42,997

Distribution / Wholesale – 1.2%
Core-Mark Holding Co., Inc.	608	19,526
Fossil Group, Inc.*(a)	798	9,983
G-III Apparel Group Ltd.*(a)	443	11,416
Triton International Ltd. (Bermuda)	488	16,514
Total Distribution / Wholesale		57,439

Diversified Financial Services – 1.8%
Blucora, Inc.*	690	14,932
Encore Capital Group, Inc.*(a)	435	14,496
Navient Corp.	1,519	19,443
Nelnet, Inc., Class A	307	19,525
Waddell & Reed Financial, Inc., Class A	1,065	18,297
Total Diversified Financial Services		86,693

Electric – 1.1%
Ameresco, Inc., Class A*	1,622	26,066
PNM Resources, Inc.	475	24,738
Total Electric		50,804

Electrical Components & Equipment – 0.8%
Encore Wire Corp.	355	19,980
Powell Industries, Inc.	494	19,340
Total Electrical Components & Equipment		39,320

Electronics – 2.7%
Alarm.com Holdings, Inc.*(a)	507	23,646
Brady Corp., Class A	437	23,183
KEMET Corp.(a)	1,070	19,453
Napco Security Technologies, Inc.*(a)	1,052	26,847
Sanmina Corp.*	616	19,780
Vishay Precision Group, Inc.*	464	15,191
Total Electronics		128,100

Engineering & Construction – 2.6%
Arcosa, Inc.	708	24,221
Construction Partners, Inc., Class A*	1,314	20,472

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Engineering & Construction (continued)
Exponent, Inc.	560	$39,144
MasTec, Inc.*(a)	284	18,440
MYR Group, Inc.*	615	19,243
Total Engineering & Construction		121,520

Entertainment – 0.7%
Everi Holdings, Inc.*	1,648	13,942
IMAX Corp.*	787	17,275
Total Entertainment		31,217

Food – 1.6%
Ingles Markets, Inc., Class A	494	19,197
John B Sanfilippo & Son, Inc.	235	22,701
Sanderson Farms, Inc.	177	26,785
United Natural Foods, Inc.*(a)	459	5,288
Total Food		73,971

Forest Products & Paper – 0.9%
Clearwater Paper Corp.*	1,023	21,606
PH Glatfelter Co.	1,265	19,468
Total Forest Products & Paper		41,074

Healthcare - Products – 3.9%
CONMED Corp.	310	29,807
LeMaitre Vascular, Inc.	675	23,072
Meridian Bioscience, Inc.	1,678	15,924
OraSure Technologies, Inc.*	2,169	16,202
Orthofix Medical, Inc.*	319	16,913
Oxford Immunotec Global PLC*	1,203	20,006
STAAR Surgical Co.*	526	13,560
Surmodics, Inc.*(a)	466	21,315
Tactile Systems Technology, Inc.*(a)	660	27,931
Total Healthcare - Products		184,730

Healthcare - Services – 1.8%
Ensign Group, Inc. (The)	438	20,775
LHC Group, Inc.*	322	36,566
Providence Service Corp. (The)*	274	16,292
Triple-S Management Corp., Class B (Puerto Rico)*	712	9,541
Total Healthcare - Services		83,174

Home Builders – 2.1%
Forestar Group, Inc.*	1,000	18,280
LCI Industries	210	19,289
Meritage Homes Corp.*	274	19,276
Skyline Champion Corp.*	566	17,031
Taylor Morrison Home Corp.*	893	23,164
Total Home Builders		97,040

Home Furnishings – 0.6%
Ethan Allen Interiors, Inc.	818	15,624
iRobot Corp.*(a)	175	10,792
Total Home Furnishings		26,416

Insurance – 3.2%
Ambac Financial Group, Inc.*	910	17,791
Argo Group International Holdings Ltd.	329	23,109
Employers Holdings, Inc.	396	17,258
FGL Holdings	2,076	16,566
NMI Holdings, Inc., Class A*	1,070	28,098
Safety Insurance Group, Inc.	252	25,535
White Mountains Insurance Group Ltd.	19	20,520
Total Insurance		148,877

Internet – 4.1%
1-800-Flowers.com, Inc., Class A*	1,243	18,390
Boingo Wireless, Inc.*	1,538	17,072
HealthStream, Inc.*	600	15,534
Lands’ End, Inc.*	1,908	21,646
NIC, Inc.	838	17,305
Perficient, Inc.*	858	33,102
Rubicon Project, Inc. (The)*	3,061	26,661
Stitch Fix, Inc., Class A*(a)	716	13,783
Upwork, Inc.*	1,119	14,888
Yelp, Inc.*(a)	465	16,159
Total Internet		194,540

Iron/Steel – 0.3%
Schnitzer Steel Industries, Inc., Class A	743	15,350

Leisure Time – 2.8%
Clarus Corp.	1,846	21,644
Fox Factory Holding Corp.*(a)	616	38,340
Lindblad Expeditions Holdings, Inc.*	1,139	19,089
Malibu Boats, Inc., Class A*	438	13,438
Marine Products Corp.	1,280	18,125
YETI Holdings, Inc.*(a)	737	20,636
Total Leisure Time		131,272

Lodging – 0.4%
BBX Capital Corp.	4,350	20,315

Machinery - Diversified – 1.7%
Alamo Group, Inc.(a)	221	26,016
Chart Industries, Inc.*(a)	458	28,561
CSW Industrials, Inc.	390	26,922
Total Machinery - Diversified		81,499

Miscellaneous Manufacturing – 2.8%
American Outdoor Brands Corp.*	1,398	8,178
ESCO Technologies, Inc.	335	26,653
Fabrinet (Thailand)*	367	19,194
Federal Signal Corp.	758	24,817
John Bean Technologies Corp.	351	34,900
Myers Industries, Inc.	1,036	18,285
Total Miscellaneous Manufacturing		132,027

Office Furnishings – 0.5%
Herman Miller, Inc.	489	22,538

Oil & Gas – 1.1%
Antero Resources Corp.*(a)	2,539	7,668
CNX Resources Corp.*(a)	1,257	9,126
Par Pacific Holdings, Inc.*	1,276	29,169
PDC Energy, Inc.*(a)	266	7,381
Total Oil & Gas		53,344

Oil & Gas Services – 2.2%
Archrock, Inc.	2,241	22,343
DMC Global, Inc.	260	11,435
Dril-Quip, Inc.*(a)	491	24,638
Helix Energy Solutions Group, Inc.*	2,391	19,271
KLX Energy Services Holdings, Inc.*(a)	1,432	12,380
U.S. Silica Holdings, Inc.	1,416	13,537
Total Oil & Gas Services		103,604

Packaging & Containers – 0.3%
Greif, Inc., Class A	388	14,701

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals – 3.4%
Amphastar Pharmaceuticals, Inc.*	800	$15,864
Anika Therapeutics, Inc.*	305	16,741
Antares Pharma, Inc.*	5,390	18,030
Collegium Pharmaceutical, Inc.*	1,518	17,427
Enanta Pharmaceuticals, Inc.*	419	25,173
Heska Corp.*(a)	233	16,513
Pacira BioSciences, Inc.*	457	17,398
Vanda Pharmaceuticals, Inc.*	1,125	14,940
Xencor, Inc.*(a)	496	16,730
Total Pharmaceuticals		158,816

Real Estate – 0.5%
McGrath RentCorp	366	25,470

REITS – 5.4%
Acadia Realty Trust	612	17,491
Agree Realty Corp.	399	29,187
American Assets Trust, Inc.	401	18,743
CorEnergy Infrastructure Trust, Inc.(a)	371	17,519
iStar, Inc.	1,277	16,665
Mack-Cali Realty Corp.	808	17,501
Paramount Group, Inc.	1,275	17,021
Piedmont Office Realty Trust, Inc., Class A	854	17,832
Preferred Apartment Communities, Inc., Class A	1,185	17,123
Retail Opportunity Investments Corp.	947	17,264
Spirit Realty Capital, Inc.	369	17,660
STAG Industrial, Inc.	703	20,724
Terreno Realty Corp.	545	27,844
Total REITS		252,574

Retail – 6.6%
Abercrombie & Fitch Co., Class A(a)	712	11,107
America’s Car-Mart, Inc.*	292	26,777
Bed Bath & Beyond, Inc.(a)	1,263	13,438
BJ’s Restaurants, Inc.(a)	357	13,866
BMC Stock Holdings, Inc.*	675	17,672
Boot Barn Holdings, Inc.*(a)	799	27,885
Chuy’s Holdings, Inc.*	670	16,589
Conn’s, Inc.*	620	15,413
Dillard’s, Inc., Class A	238	15,734
Hibbett Sports, Inc.*(a)	912	20,885
Movado Group, Inc.(a)	620	15,413
PC Connection, Inc.	591	22,990
PetIQ, Inc.*(a)	549	14,966
Shake Shack, Inc., Class A*(a)	175	17,157
Shoe Carnival, Inc.	522	16,918
Vera Bradley, Inc.*(a)	1,352	13,655
Zumiez, Inc.*	925	29,299
Total Retail		309,764

Semiconductors – 5.1%
Ambarella, Inc.*	377	23,689
Cabot Microelectronics Corp.	199	28,101
CEVA, Inc.*	544	16,244
Cirrus Logic, Inc.*	319	17,092
Diodes, Inc.*(a)	605	24,291
DSP Group, Inc.*	1,204	16,958
MagnaChip Semiconductor Corp. (South Korea)*	1,638	16,609
Nanometrics, Inc.*	558	18,202
Photronics, Inc.*	1,955	21,270
Power Integrations, Inc.	200	18,086
Rambus, Inc.*	1,389	18,231
Rudolph Technologies, Inc.*	793	20,903
Total Semiconductors		239,676

Software – 7.3%
AppFolio, Inc., Class A*(a)	172	16,364
Bandwidth, Inc., Class A*(a)	224	14,585
Blackline, Inc.*(a)	395	18,885
Box, Inc., Class A*	1,279	21,180
Brightcove, Inc.*	1,784	18,696
Cloudera, Inc.*(a)	2,600	23,036
Digital Turbine, Inc.*	2,825	18,207
Ebix, Inc.(a)	458	19,282
Five9, Inc.*	649	34,877
ManTech International Corp., Class A	344	24,565
MicroStrategy, Inc., Class A*	124	18,398
Omnicell, Inc.*	266	19,224
Pareteum Corp.*(a)	5,825	7,514
Radware Ltd. (Israel)*	755	18,316
Sapiens International Corp. NV (Israel)	1,826	35,863
SPS Commerce, Inc.*	464	21,841
Workiva, Inc.*	335	14,683
Total Software		345,516

Telecommunications – 1.4%
Casa Systems, Inc.*	2,700	21,209
Harmonic, Inc.*	2,550	16,779
Viavi Solutions, Inc.*	1,838	25,741
Total Telecommunications		63,729

Textiles – 0.4%
UniFirst Corp.	108	21,073

Transportation – 2.4%
Frontline Ltd. (Norway)*	2,935	26,708
Golden Ocean Group Ltd (Norway)	3,225	18,770
Marten Transport Ltd.	899	18,681
SEACOR Holdings, Inc.*	348	16,380
Tidewater, Inc.*	916	13,841
Werner Enterprises, Inc.	556	19,627
Total Transportation		114,007

Trucking & Leasing – 0.8%
Fly Leasing Ltd. (Ireland)*(b)	1,104	22,643
GATX Corp.	189	14,653
Total Trucking & Leasing		37,296

Total Common Stocks
(Cost $4,369,799)		4,712,718

MONEY MARKET FUND – 1.0%
STIT - Government & Agency Portfolio, Institutional Class, 1.83%(c) (Cost $48,533)	48,533	48,533

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENT – 3.1%(d)
Citigroup Global Markets, Inc., dated 09/30/19, due 10/01/19, 2.30%, total to be received $145,473, (collateralized by various U.S. Government Agency Obligations, 0.25%-3.13%, 07/31/21-02/15/49, totaling $148,197)
(Cost $145,464)	$145,464	$145,464

Total Investments – 104.2%
(Cost $4,563,796)		4,906,715
Liabilities in Excess of Other Assets – (4.2%)		(198,147)
Net Assets – 100.0%		$4,708,568

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $889,501; the aggregate market value of the collateral held by the fund is $909,495. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $764,031.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,712,718	$–	$–	$4,712,718
Money Market Fund	48,533	–	–	48,533
Repurchase Agreement	–	145,464	–	145,464
Total	$4,761,251	$145,464	$–	$4,906,715

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.3%
Airlines	1.6
Apparel	0.4
Auto Parts & Equipment	0.6
Banks	6.8
Beverages	0.3
Biotechnology	3.9
Building Materials	1.0
Chemicals	2.0
Coal	0.2
Commercial Services	4.5
Computers	3.1
Cosmetics / Personal Care	0.9
Distribution / Wholesale	1.2
Diversified Financial Services	1.8
Electric	1.1
Electrical Components & Equipment	0.8
Electronics	2.7
Engineering & Construction	2.6
Entertainment	0.7
Food	1.6
Forest Products & Paper	0.9
Healthcare - Products	3.9
Healthcare - Services	1.8
Home Builders	2.1
Home Furnishings	0.6
Insurance	3.2
Internet	4.1
Iron/Steel	0.3
Leisure Time	2.8
Lodging	0.4
Machinery - Diversified	1.7
Miscellaneous Manufacturing	2.8
Office Furnishings	0.5
Oil & Gas	1.1
Oil & Gas Services	2.2
Packaging & Containers	0.3
Pharmaceuticals	3.4
Real Estate	0.5
REITS	5.4
Retail	6.6
Semiconductors	5.1
Software	7.3
Telecommunications	1.4
Textiles	0.4
Transportation	2.4
Trucking & Leasing	0.8
Money Market Fund	1.0
Repurchase Agreement	3.1
Total Investments	104.2
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%